Note 10 - Related Party Transactions	6 Months Ended
Sep. 30, 2023
Statement Line Items [Line Items]
Disclosure of related party [text block]
10.	RELATED PARTY TRANSACTIONS

Key management personnel include those persons having authority and responsibility for planning, directing and controlling the activities of the Company as a whole. The Company has determined that key management personnel consist of executive and non-executive members of the Company’s Board of Directors and corporate officers and companies controlled by them. The remuneration of directors and other members of key management personnel during the periods ended September 30, 2023 and 2022 was as follows:

For the period ended September 30, 2023 Paid or accrued to:	Management fees	Consulting fees	Share-based payments	Total
Key management personnel:
Current and former directors, officers and companies controlled by them	$228,900	$61,200	$575,625	$865,725

For the period ended September 30, 2022 Paid or accrued to:	Management fees	Investor relation fees	Share-based payments	Total
Key management personnel:
Current and former directors, officers and companies controlled by them	$139,569	$36,530	$300,666	$476,765

Additionally, please refer to Note 7 on the short term related party loan payable.

The amounts due to related parties included in accounts payable and accrued liabilities are unsecured, non-interest bearing, and have no specific terms of repayment, and are as follows:

	As at September 30, 2023	As at March 31, 2023
Current and former directors, officers and companies controlled by them	$59,487	$112,975